Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedules of Concentration of Risk Percentage

During the years ended December 31, 2022 and 2021, three of the Company’s customers accounted for more than 10% of revenue:

	2022	2021
Revenue:
Customer A	39.7%	42.3%
Customer B	11.3%	12.5%
Customer C	-	11.3%

As at December 31, 2022 and 2021, the following customers accounted for more than 10% of the Company’s accounts receivable:

	2022	2021
Accounts receivable:
Customer A	22.4%	37.1%
Customer H	13.4%	-
Customer E	-	28.3%

The top three suppliers that individually represented greater than 10% of total cost of revenue of the Company for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Cost of revenue:
Supplier A	30.7%	34.0%
Supplier B	10.4%	22.0%
Supplier C	17.4%	15.8%

As at December 31, 2022 and 2021, the following suppliers accounted for more than 10% of the Company’s accounts payable:

	2022	2021
Accounts payable:
Supplier B	13.1%	33.2%
Supplier C	26.3%	42.1%
Supplier I	21.5%	-
Supplier J	12.0%	-

Schedule of Fixed Assets Category
Fixed Asset Category	Useful lives
Computer Software	3 years
Furniture, Fixtures and Equipment	5 years
Leasehold Improvements	Lesser of lease term or life of assets
Motor Vehicles	5 years